Revenue - Summary Of The Groups' Revenue From Contracts With Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 91,434	$ 83,029	$ 36,772
Product revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,699	24,836	0
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,177	424	1,453
Development and other service revenue (over time revenue recognition) | Goods or services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 30,558	$ 57,769	$ 35,319